Related Party Transactions - Additional Information (Detail) $ / shares in Units, $ in Millions				2 Months Ended	12 Months Ended
	Oct. 20, 2021 $ / shares	Nov. 12, 2020 USD ($)	Aug. 13, 2020 d shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Related Party Transaction [Line Items]
Founder shares be transferred, assigned or sold, last sale price of Class A common stock equals or exceeds (in dollars per share) | $ / shares					$ 12.00
Class of warrant or right outstanding (in shares) | shares				18,750,000	18,750,000
Issuance of Class A Common Shares to PIPE Investors, net of offering costs				$ 886.7
Warrant exercise price (in dollars per share) | $ / shares				$ 11.50	$ 11.50
Private placement warrants				$ 21.2	$ 21.2
Number of days after the completion of the initial business combination | d			30
Transfer of membership interests to certain individuals (in shares) | shares			8,100,000
Working capital note amount		$ 2.0
Working capital note (see Note 5)				2.0	$ 2.0
Underwriting commission as a percentage of proceeds from initial public offer					2.00%
Payment of underwriting commission					$ 15.0
Receivable from employees for issuance of capital stock				$ 0.0	$ 0.0	$ 2.4	$ 2.7
Share-based Payment Arrangement, Tranche One
Related Party Transaction [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares					$ 12.00
Share-based Payment Arrangement, Tranche Two
Related Party Transaction [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares					14.00
Share-based Payment Arrangement, Tranche Three
Related Party Transaction [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares					$ 16.00
Maximum
Related Party Transaction [Line Items]
Deferred income taxes and other liabilities						26.3
GS DC Sponsor I LLC | Private Placement
Related Party Transaction [Line Items]
Class of warrant or right outstanding (in shares) | shares				8,500,000	8,500,000
Share price (in dollars per share) | $ / shares				$ 2.00	$ 2.00
Issuance of Class A Common Shares to PIPE Investors, net of offering costs					$ 17.0
Affiliate of The Sponsor
Related Party Transaction [Line Items]
Payment of underwriting commission					11.3
Deferred income taxes and other liabilities						19.7
Charterhouse Capital Partners L L P
Related Party Transaction [Line Items]
Quarterly management fees					0.1	0.1		$ 0.1	$ 0.1
Payment for professional fees and expense reimbursements related party					$ 0.0	$ 0.1	$ 0.3		$ 0.2
Class B Common Stock
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares) | shares			18,750,000	8,560,540	8,560,540
Class A Common Stock
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares) | shares			18,750,000	199,523,292	199,523,292
Class of warrant or right outstanding (in shares) | shares				27,249,979	27,249,979
Warrant exercise price (in dollars per share) | $ / shares				$ 11.50	$ 11.50
Class A Common Stock | Share-based Payment Arrangement, Tranche One
Related Party Transaction [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	$ 12.00
Class A Common Stock | Share-based Payment Arrangement, Tranche Two
Related Party Transaction [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	14.00
Class A Common Stock | Share-based Payment Arrangement, Tranche Three
Related Party Transaction [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	$ 16.00
Class A Common Stock | Goldman Sachs Asset Management | Subscription Agreement
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares					20,000,000
Sale of stock, consideration received on transaction					$ 200.0